Note 19 - Subsequent Events (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended												0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended
	Feb. 10, 2014	Dec. 31, 2013	Feb. 10, 2014 Subsequent Event [Member] During First 60 Days [Member] 8% Convertible Promissory Notes [Member]	Feb. 18, 2014 Subsequent Event [Member] During First 60 Days [Member] $78,500 Convertible Note [Member]	Mar. 17, 2014 Subsequent Event [Member] The 2014 Private Offering [Member] Series A Warrants [Member]	Mar. 17, 2014 Subsequent Event [Member] The 2014 Private Offering [Member] Series B Warrants [Member]	Mar. 17, 2014 Subsequent Event [Member] The 2014 Private Offering [Member] Common Stock [Member]	Mar. 17, 2014 Subsequent Event [Member] The 2014 Private Offering [Member] Convertible Preferred Stock [Member]	Mar. 17, 2014 Subsequent Event [Member] The 2014 Private Offering [Member] Board of Directors Chairman [Member]	Mar. 17, 2014 Subsequent Event [Member] The 2014 Private Offering [Member] Chief Executive Officer [Member]	Mar. 17, 2014 Subsequent Event [Member] The 2014 Private Offering [Member] Michael N. Nemelka [Member]	Mar. 17, 2014 Subsequent Event [Member] The 2014 Private Offering [Member]	Feb. 28, 2014 Subsequent Event [Member] Consulting Agreements [Member]	Mar. 17, 2014 Subsequent Event [Member] Series A Warrants [Member]	Mar. 17, 2014 Subsequent Event [Member] Series B Warrants [Member]	Feb. 10, 2014 Subsequent Event [Member] Class J Warrants [Member]	Mar. 17, 2014 Subsequent Event [Member] 18% Convertible Promissory Notes [Member]	Mar. 07, 2014 Subsequent Event [Member] 18% Convertible Promissory Notes [Member]	Feb. 10, 2014 Subsequent Event [Member] 8% Convertible Promissory Notes [Member]	Mar. 07, 2014 Subsequent Event [Member] 8% Convertible Promissory Notes [Member]	Feb. 10, 2014 Subsequent Event [Member] 8% Convertible Note and Class J Warrants [Member]	Feb. 18, 2014 Subsequent Event [Member] $78,500 Convertible Note [Member]	Mar. 17, 2014 Subsequent Event [Member]	Dec. 23, 2013 During First 60 Days [Member] 8% Convertible Promissory Notes [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 23, 2013 8% Convertible Promissory Notes [Member]
Note 19 - Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)							6,210,000	6,175
Proceeds from Issuance of Private Placement		$ 626,188							$ 50,000	$ 40,000	$ 50,000	$ 9,280,000											$ 9,280,000
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)												2,000
Class of Warrant or Right, Outstanding (in Shares)					23,200,000	13,920,000								2,055,421	1,233,252
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					0.50	1.50										0.4425
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)					1	1										629,378
Class of Warrants or Right, Exercisable Term					5 years	1 year
Debt Instrument, Interest Rate, Stated Percentage																		18.00%	8.00%			8.00%				8.00%
Maximum Amount of Secured Notes Authorized to Issue																		1,000,000
Debt Instrument, Face Amount																		815,000			278,500	78,500				128,500
Proceeds from Convertible Debt																				110,000	250,000	75,000				125,000
Debt Instrument, Term																		9 months
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																		$ 0.55
Debt Conversion, Converted Instrument, Amount																	822,168
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																	1,644,337
Debt Instrument, Convertible, Terms of Conversion Feature, Common Stock Discount	10.00%
Debt Instrument, Maturity Date																			Aug. 11, 2014			Nov. 20, 2014				Sep. 26, 2014
Debt Instrument, Original Issuance Discount, Percent																			10.00%
Debt Instrument, Unamortized Discount																			$ 25,000
Debt Instrument, Prepayment Term																			180 days			180 days				180 days
Debt Instrument, Prepayment Amount as a Percentage of Outstanding Balance			120.00%	120.00%																				120.00%
Debt Instrument, Convertible, Term																			180 days			180 days
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																			75.00%			61.00%				61.00%
Debt Instrument, Convertible, Threshold Consecutive Trading Days																			20 days			10 years
Period After Closing Date Warrants Become Exercisable																6 months
Warrants Expiration Date																five
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)					0.50	1.50										0.4425
Stock Issued During Period, Shares, Issued for Services (in Shares)													835,000												1,583,315